Commitments And Contingencies (Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Third-Party Power Purchase Agreements [Line Items]
Payments for renewable energy contracts with QF's	$ 271		$ 286		$ 297
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	813	[1]	779	[1]	1,069	[1]
Renewable Energy Contracts [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	1,281		815		622
Other Power Purchase Agreements [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	$ 902		$ 661		$ 690

[1]	Costs incurred include $271, $286, and $297 attributable to renewable energy contracts with qualifying facilities at December 31, 2013, 2012 and 2011, respectively.